All Other Assets (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Investments [Abstract]
Assets held for sale		$ 6,300	$ 50
Derivative instruments		617	739
Other Assets		48,326	46,398
Other Assets
Investments [Abstract]
Other Assets		48,326	46,398
Eliminations		(330)	(265)
GE
Investments [Abstract]
Assets held for sale	[1]	2,805	0
Contract costs and estimated earnings		13,990	12,522
Long-term Investments and Receivables, Net		766	993
Derivative instruments		783	623
Other		5,144	5,007
Other Assets	[1]	24,680	23,708
GE | Other Assets
Investments [Abstract]
Other Assets		24,680	23,708
GE | Other Assets | Investments [Member]
Investments [Abstract]
Associated companies - other assets		3,384	3,937
Other investments		613	626
Other Assets		3,997	4,563
GECC
Investments [Abstract]
Assets held for sale		3,474	50
Other Assets		23,976	22,955
GECC | Other Assets
Investments [Abstract]
Derivative instruments		1,630	868
Deferred borrowing costs		849	867
Advances to suppliers		1,374	2,246
Deferred acquistion costs		17	29
Other		3,953	3,997
Other Assets		23,976	22,955
GECC | Other Assets | Investments [Member]
Investments [Abstract]
Associated companies - other assets		13,091	14,085
Assets held for sale		1,784	484
Other investments		1,278	379
Other Assets		$ 16,153	$ 14,948

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.